Private Placement (Details Narrative) - USD ($)					5 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Nov. 18, 2021	Nov. 16, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Issuance of private placement	$ 5,280,750	$ 5,280,750			$ 5,280,750
Issuance of common stock	116,725,000	116,725,000			$ 25,000
Issuance of initial public offerings	111,444,250	111,444,250
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of initial public offerings	$ 4,025,000	$ 4,025,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			528,075
Sale of stock, price per share			$ 10.00	$ 10.00
Issuance of private placement			$ 5,280,750	$ 4,755,750